Accrued Expenses	6 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6 — Accrued Expenses

Accrued Expenses consist of the following:

	June 30,	December 31,
	2014	2013

Commission payable-the junket agents	$13,204,556	$13,806,535
Management fee payable-related party (Note 13)	619,331	619,042
Management and Directors' compensation	720,937	633,385
Accrued listing expenses	791,845	-
Others	732,207	642,794

	$16,068,876	$15,701,756